UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10395

Pioneer Series Trust VII

(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109

(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,

60 State Street, Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 742-7825

Date of fiscal year end: October 31, 2024

Date of reporting period: November 1, 2023 through April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Pioneer CAT Bond Fund
Semiannual Report  |  April 30, 2024

A: ACBAX	K: ACBKX	Y: CBYYX
IMPORTANT NOTICE – UPCOMING CHANGES TO PIONEER FUNDS ANNUAL & SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information (“Redesigned Reports”). Certain information currently included in the Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's Reports electronically, you will continue to receive the Redesigned Reports electronically. Otherwise, you will receive paper copies of the Fund's Redesigned Reports via USPS mail starting in July 2024. If you would like to receive the Fund's Redesigned Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at amundi.com/usinvestors and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

visit us: www.amundi.com/us

Pioneer CAT Bond Fund | Semiannual Report | 4/30/241

Portfolio Summary  |  4/30/24
Portfolio Diversification

(As a percentage of total investments)*
Sector Diversification by Risk

(As a percentage of total investments)*
2Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

10 Largest Holdings

(As a percentage of total investments)*
1.	Mystic Re, 17.372% (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	3.55%
2.	Kendall Re, 13.127% (3 Month U.S. Treasury Bill + 775 bps), 4/30/27 (144A)	3.11
3.	Palm Re, 14.879% (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	3.10
4.	Lightning Re, 16.379% (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	2.90
5.	Cape Lookout Re, 13.377% (1 Month U.S. Treasury Bill + 800 bps), 4/5/27 (144A)	2.87
6.	Oakmont Re 2023, 4/1/29	2.80
7.	FloodSmart Re, 19.38% (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	2.41
8.	Purple Re, 7.38% (1 Month U.S. Treasury Bill + 200 bps), 6/7/27 (144A)	2.36
9.	Matterhorn Re, Series 2022, 10.604% (SOFR + 525 bps), 3/24/25 (144A)	2.28
10.	MetroCat Re, 5.75% (3 Month U.S. Treasury Bill + 575 bps), 5/8/26 (144A)	1.87
*   Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/243

Prices and Distributions  |  4/30/24
Net Asset Value per Share
Class	4/30/24	10/31/23
A	$10.89	$11.12
K	$10.80	$11.15
Y	$10.80	$11.14

Distributions per Share: 11/1/23 - 4/30/24
Class	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
A	$0.8440	$—	$—
K	$0.9770	$—	$—
Y	$0.9698	$—	$—
Index Definitions
The ICE Bank of America (ICE BofA) U.S. 3-Month Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days, that assumes reinvestment of all income. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $10,000 Investment” and “Value of $5 Million Investment” charts on pages 5 - 7.
4Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

Performance Update | 4/30/24	Class A Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer CAT Bond Fund at public offering price during the periods shown, compared to that of the ICE Bank of America (ICE BofA) U.S. 3-Month Treasury Bill Index.*
Average Annual Total Returns (As of April 30, 2024)
Period	Net Asset Value (NAV)	Public Offering Price (POP)	ICE BofA U.S. 3-Month Treasury Bill Index
Since Inception (1/27/23)	13.92%	9.83%	5.15%
1 Year	14.01	8.85	5.36
Expense Ratio (Per prospectus dated March 1, 2024)
Gross	Net
2.27%	1.76%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. NAV returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation currently in effect through March 1, 2025 for Class A shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
* Performance of Class A shares of the Fund shown in the graph above is from the inception of Class A shares on 1/27/23 through 04/30/24. Index information shown in the graph above is from 1/31/23 through 04/30/24.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/245

Performance Update | 4/30/24	Class K Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class K shares of Pioneer CAT Bond Fund during the periods shown, compared to that of the ICE Bank of America (ICE BofA) U.S. 3-Month Treasury Bill Index.*
Average Annual Total Returns (As of April 30, 2024)
Period	Net Asset Value (NAV)	ICE BofA U.S. 3-Month Treasury Bill Index
Since Inception (1/27/23)	14.32%	5.15%
1 Year	14.51	5.36
Expense Ratio (Per prospectus dated March 1, 2024)
Gross	Net
1.97%	1.51%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
The performance shown for Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation currently in effect through March 1, 2025 for Class K shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
* Performance of Class K shares of the Fund shown in the graph above is from the inception of Class K shares on 1/27/23 through 04/30/24. Index information shown in the graph above is from 1/31/23 through 04/30/24.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
6Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

Performance Update | 4/30/24	Class Y Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer CAT Bond Fund during the periods shown, compared to that of the ICE Bank of America (ICE BofA) U.S. 3-Month Treasury Bill Index.*
Average Annual Total Returns (As of April 30, 2024)
Period	Net Asset Value (NAV)	ICE BofA U.S. 3-Month Treasury Bill Index
Since Inception (1/27/23)	14.26%	5.15%
1 Year	14.32	5.36
Expense Ratio (Per prospectus dated March 1, 2024)
Gross	Net
2.12%	1.51%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation currently in effect through March 1, 2025 for Class Y shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
* Performance of Class Y shares of the Fund shown in the graph above is from the inception of Class Y shares on 1/27/23 through 04/30/24. Index information shown in the graph above is from 1/31/23 through 04/30/24.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/247

Comparing Ongoing Fund Expenses
As a shareholder in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000 Example: an $8,600 account value ÷ $1,000 = 8.6
(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer CAT Bond Fund
Based on actual returns from November 1, 2023 through April 30, 2024.
Share Class	A	K	Y
Beginning Account Value on 11/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 4/30/24	$1,000.00	$1,000.00	$1,000.00
Expenses Paid During Period*	$8.06	$6.76	$7.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.62%, 1.36%, and 1.47% for Class A, Class K, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reﬂect the partial year period).
8Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer CAT Bond Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2023 through April 30, 2024.
Share Class	A	K	Y
Beginning Account Value on 11/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 4/30/24	$1,016.81	$1,018.10	$1,017.55
Expenses Paid During Period*	$8.12	$6.82	$7.37

*	Expenses are equal to the Fund’s annualized expense ratio of 1.62%, 1.36%, and 1.47% for Class A, Class K, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reﬂect the partial year period).
Pioneer CAT Bond Fund | Semiannual Report | 4/30/249

Schedule of Investments  |  4/30/24
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 97.6% of Net Assets#
	Event Linked Bonds — 94.8%
	Earthquakes – California — 2.5%
1,000,000(a)	Sutter Re, 12.13%, (3 Month U.S. Treasury Bill + 675 bps), 6/19/26 (144A)	$ 1,017,400
2,000,000(a)	Sutter Re, 15.13%, (3 Month U.S. Treasury Bill + 975 bps), 6/19/26 (144A)	2,033,000
2,100,000(a)	Torrey Pines Re, 10.38%, (3 Month U.S. Treasury Bill + 500 bps), 6/5/26 (144A)	2,129,820
1,750,000(a)	Ursa Re, 10.877%, (3 Month U.S. Treasury Bill + 550 bps), 12/7/26 (144A)	1,780,625
1,250,000(a)	Ursa Re, 14.627%, (3 Month U.S. Treasury Bill + 925 bps), 12/7/26 (144A)	1,262,875
		$ 8,223,720

	Earthquakes – Chile — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 10.121%, (SOFR + 479 bps), 3/31/26 (144A)	$ 253,325
	Earthquakes - Europe — 0.3%
EUR 1,000,000(a)	Azzurro Re II, 10.307%, (3 Month EURIBOR + 650 bps), 4/20/28 (144A)	$ 1,067,200
	Earthquakes - Japan — 1.6%
250,000(a)	Nakama Re, 7.612%, (3 Month Term SOFR + 250 bps), 5/9/28 (144A)	$ 247,475
5,000,000(a)	Nakama Re, 7.729%, (3 Month U.S. Treasury Bill + 235 bps), 4/4/29 (144A)	4,999,461
		$ 5,246,936

	Earthquakes – Mexico — 1.1%
1,500,000(a)	International Bank for Reconstruction & Development, 9.551%, (SOFR + 422 bps), 4/24/28 (144A)	$ 1,498,500
2,000,000(a)	International Bank for Reconstruction & Development, 18.831%, (SOFR + 1,350 bps), 4/28/28 (144A)	1,998,000
		$ 3,496,500

	Earthquakes – U.S. — 1.5%
500,000(a)	Torrey Pines Re, 9.559%, (3 Month U.S. Treasury Bill + 418 bps), 6/7/24 (144A)	$ 498,500
The accompanying notes are an integral part of these financial statements.
10Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Earthquakes – U.S. — (continued)
1,000,000(a)	Ursa Re, 10.88%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 1,015,900
1,500,000(a)	Ursa Re II, 10.38%, (3 Month U.S. Treasury Bill + 500 bps), 6/16/25 (144A)	1,501,500
2,000,000(b)	Veraison Re, 10.13%, (3 Month U.S. Treasury Bill + 475 bps), 3/8/27 (144A)	2,013,000
		$ 5,028,900

	Earthquakes – U.S. & Canada — 0.6%
2,000,000(a)	Acorn Re, 7.879%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 1,980,000
	Flood – U.S. — 3.3%
7,750,000(a)	FloodSmart Re, 19.38%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	$ 7,746,125
1,000,000(a)	FloodSmart Re, 21.629%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	1,001,600
2,000,000(a)	FloodSmart Re, 22.63%, (3 Month U.S. Treasury Bill + 1,725 bps), 3/12/27 (144A)	1,954,800
250,000(a)	FloodSmart Re, 26.88%, (1 Month U.S. Treasury Bill + 2,150 bps), 3/11/26 (144A)	251,025
		$ 10,953,550

	Health – U.S. — 0.6%
500,000(a)	Vitality Re XIII, 7.372%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 496,200
1,000,000(a)	Vitality Re XV, 7.881%, (3 Month U.S. Treasury Bill + 250 bps), 1/7/28 (144A)	998,600
500,000(a)	Vitality Re XV, 8.881%, (3 Month U.S. Treasury Bill + 350 bps), 1/7/28 (144A)	503,850
		$ 1,998,650

	Multiperil – Florida — 0.3%
1,000,000(a)	Sanders Re, 13.382%, (3 Month U.S. Treasury Bill + 800 bps), 6/5/26 (144A)	$ 1,016,900
	Multiperil – U.S. — 20.6%
250,000(a)	Aquila Re, 10.632%, (3 Month U.S. Treasury Bill + 525 bps), 6/8/26 (144A)	$ 251,875
3,000,000(a)(c)	Atela Re, Ltd., 19.582%, (3 Month U.S. Treasury Bill + 1,425 bps), 5/9/27 (144A)	3,000,000
750,000(a)	Baldwin Re, 9.88%, (3 Month U.S. Treasury Bill + 450 bps), 7/7/27 (144A)	757,425
1,000,000(a)	Blue Halo Re, 20.629%, (3 Month U.S. Treasury Bill + 1,525 bps), 2/24/25 (144A)	965,400
The accompanying notes are an integral part of these financial statements.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2411

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
500,000(a)	Caelus Re VI, 10.474%, (3 Month U.S. Treasury Bill + 510 bps), 6/7/24 (144A)	$ 499,000
5,250,000(a)	Foundation Re, 11.63%, (3 Month U.S. Treasury Bill + 625 bps), 1/8/27 (144A)	5,246,325
1,000,000(a)	Four Lakes Re, 11.13%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	1,014,200
250,000(a)	Four Lakes Re, 11.88%, (3 Month U.S. Treasury Bill + 650 bps), 1/7/26 (144A)	254,525
2,750,000(a)	Four Lakes Re, 14.88%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	2,735,700
6,000,000(a)	Herbie Re, 11.38%, (3 Month U.S. Treasury Bill + 600 bps), 1/7/28 (144A)	5,910,000
1,500,000(a)	Herbie Re, 14.379%, (3 Month U.S. Treasury Bill + 900 bps), 1/7/28 (144A)	1,480,500
1,500,000(a)	High Point Re, 11.124%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	1,506,000
3,850,000(a)	Hypatia Re, 15.879%, (3 Month U.S. Treasury Bill + 1,050 bps), 4/8/26 (144A)	4,044,425
7,500,000(a)	Matterhorn Re, 10.604%, (SOFR + 525 bps), 3/24/25 (144A)	7,336,500
5,625,000(a)	Merna Re II, 12.91%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	5,690,812
350,000(a)	Merna Re II, 13.132%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	362,670
11,250,000(a)	Mystic Re, 17.372%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	11,432,250
500,000(a)	Residential Re, 5.377%, (3 Month U.S. Treasury Bill + 0 bps), 12/6/24 (144A)	447,600
500,000(a)	Residential Re, 10.652%, (3 Month U.S. Treasury Bill + 528 bps), 12/6/25 (144A)	470,250
500,000(a)	Residential Re, 11.39%, (3 Month U.S. Treasury Bill + 601 bps), 12/6/24 (144A)	485,650
3,250,000(a)	Sanders Re, 11.129%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	3,258,125
250,000(a)	Sanders Re II, 8.429%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	243,750
1,500,000(a)	Sanders Re III, 8.99%, (3 Month U.S. Treasury Bill + 361 bps), 4/7/26 (144A)	1,450,800
700,000(a)	Sanders Re III, 11.13%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/27 (144A)	701,470
1,550,000(a)	Solomon Re, 10.632%, (3 Month U.S. Treasury Bill + 525 bps), 6/8/26 (144A)	1,588,905
3,900,000(a)	Stabilitas Re, 13.897%, (3 Month U.S. Treasury Bill + 850 bps), 6/5/26 (144A)	4,052,880
The accompanying notes are an integral part of these financial statements.
12Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
1,250,000(a)	Sussex Re, 13.734%, (3 Month U.S. Treasury Bill + 836 bps), 1/8/25 (144A)	$ 1,218,750
1,650,000(a)	Topanga Re, 5.05%, (3 Month U.S. Treasury Bill + 505 bps), 1/8/26 (144A)	1,588,455
		$ 67,994,242

	Multiperil – U.S. & Canada — 11.5%
5,750,000(a)	Ashera Re, 10.377%, (3 Month U.S. Treasury Bill + 500 bps), 4/7/27 (144A)	$ 5,691,350
3,200,000(a)	Galileo Re, 12.374%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	3,265,600
3,050,000(a)	Galileo Re, 12.374%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	3,170,170
1,625,000(a)	Kilimanjaro III Re, 17.741%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/21/25 (144A)	1,595,750
3,000,000(a)	Kilimanjaro III Re, 17.742%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	2,934,300
3,250,000(a)	Mona Lisa Re, 12.38%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	3,220,100
2,250,000(a)	Montoya Re, 16.88%, (1 Month U.S. Treasury Bill + 1,150 bps), 4/7/27 (144A)	2,306,925
3,350,000(a)	Mystic Re IV, 11.472%, (3 Month U.S. Treasury Bill + 610 bps), 1/8/25 (144A)	3,284,005
250,000(a)	Mystic Re IV, 17.069%, (3 Month U.S. Treasury Bill + 1,169 bps), 1/8/25 (144A)	243,425
3,000,000(a)	Northshore Re II, 13.379%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	3,108,300
6,000,000(a)	Ramble Re, 11.629%, (3 Month U.S. Treasury Bill + 625 bps), 3/5/27 (144A)	5,930,400
1,000,000(a)	Titania Re, 17.63%, (1 Month U.S. Treasury Bill + 1,225 bps), 2/27/26 (144A)	1,080,900
2,000,000(a)	Vista Re, 12.131%, (3 Month U.S. Treasury Bill + 675 bps), 5/21/24 (144A)	1,999,000
		$ 37,830,225

	Multiperil – U.S. Regional — 1.8%
400,000(a)	Aquila Re, 12.877%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/26 (144A)	$ 407,600
1,400,000(a)	Aquila Re, 14.632%, (3 Month U.S. Treasury Bill + 925 bps), 6/8/26 (144A)	1,437,800
The accompanying notes are an integral part of these financial statements.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2413

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — (continued)
1,150,000(a)	Locke Tavern Re, 10.156%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	$ 1,155,175
3,000,000(a)	Long Point Re IV, 9.624%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,010,500
		$ 6,011,075

	Multiperil – Worldwide — 7.5%
2,150,000(a)	Atlas Capital, 12.603%, (SOFR + 725 bps), 6/5/26 (144A)	$ 2,232,345
250,000(a)	Atlas Capital Re, 13.668%, (3 Month U.S. Treasury Bill + 829 bps), 6/10/24 (144A)	250,100
2,000,000(a)	Cat Re 2001, 17.872%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	2,072,000
5,000,000(a)	Kendall Re, 11.63%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	5,000,174
10,000,000(a)	Kendall Re, 13.127%, (3 Month U.S. Treasury Bill + 775 bps), 4/30/27 (144A)	9,999,563
5,000,000(a)	Montoya Re, 12.489%, (1 Month U.S. Treasury Bill + 711 bps), 4/7/25 (144A)	5,020,500
		$ 24,574,682

	Windstorm – Europe — 1.3%
EUR 2,000,000(a)	Blue Sky Re, 9.629%, (3 Month EURIBOR + 575 bps), 1/26/27 (144A)	$ 2,208,890
EUR 2,000,000(a)	Windmill II Re, 7.355%, (3 Month EURIBOR + 347 bps), 7/5/24 (144A)	2,132,266
		$ 4,341,156

	Windstorm – Florida — 7.0%
2,000,000(a)	Armor Re, 15.63%, (3 Month U.S. Treasury Bill + 1,025 bps), 5/7/27 (144A)	$ 1,998,000
600,000(a)	First Coast Re, 9.00%, (3 Month U.S. Treasury Bill + 900 bps), 4/7/26 (144A)	612,660
3,000,000(a)	Integrity Re, 18.63%, (1 Month U.S. Treasury Bill + 1,325 bps), 6/6/26 (144A)	2,970,600
1,500,000(a)	Integrity Re, 28.374%, (1 Month U.S. Treasury Bill + 2,300 bps), 6/6/26 (144A)	1,477,500
10,000,000(a)	Palm Re, 14.879%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	9,990,000
The accompanying notes are an integral part of these financial statements.
14Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
4,000,000(a)	Winston Re, 15.63%, (3 Month U.S. Treasury Bill + 1,025 bps), 2/26/27 (144A)	$ 3,940,400
2,250,000(a)	Winston Re, 17.13%, (3 Month U.S. Treasury Bill + 1,175 bps), 2/26/27 (144A)	2,212,650
		$ 23,201,810

	Windstorm – Florida & Louisana — 1.0%
3,250,000(a)	Nature Coast Re, 15.377%, (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/26 (144A)	$ 3,297,775
	Windstorm – Jamaica — 0.8%
2,750,000(a)(c)	International Bank for Reconstruction & Development, 12.51%, (SOFR + 719 bps), 12/29/27 (144A)	$ 2,750,000
	Windstorm – Japan — 1.4%
1,300,000(a)	Black Kite Re, 12.231%, (3 Month U.S. Treasury Bill + 685 bps), 6/9/25 (144A)	$ 1,311,570
1,000,000(a)	Sakura Re, 7.784%, (3 Month U.S. Treasury Bill + 241 bps), 4/7/25 (144A)	989,000
1,500,000(a)	Tomoni Re, 8.13%, (3 Month U.S. Treasury Bill + 275 bps), 4/7/26 (144A)	1,467,900
750,000(a)	Tomoni Re, 8.647%, (3 Month U.S. Treasury Bill + 325 bps), 4/5/28 (144A)	748,050
		$ 4,516,520

	Windstorm – Louisana — 0.9%
3,000,000(a)	Bayou Re, 24.881%, (1 Month U.S. Treasury Bill + 1,950 bps), 5/26/26 (144A)	$ 3,117,300
	Windstorm – Mexico — 0.2%
500,000(a)	International Bank for Reconstruction & Development, 16.331%, (SOFR + 1,100 bps), 4/24/28 (144A)	$ 499,500
	Windstorm - New York — 1.8%
6,000,000(a)	MetroCat Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 5/8/26 (144A)	$ 6,017,400
	Windstorm – North Carolina — 3.0%
500,000(a)	Blue Ridge Re, 13.372%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	$ 509,050
9,250,000(a)	Cape Lookout Re, 13.377%, (1 Month U.S. Treasury Bill + 800 bps), 4/5/27 (144A)	9,240,750
		$ 9,749,800

The accompanying notes are an integral part of these financial statements.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2415

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Texas — 2.6%
3,000,000(a)	Alamo Re, 11.379%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 2,997,000
550,000(a)	Alamo Re, 12.56%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	552,200
500,000(a)	Alamo Re, 12.87%, (1 Month U.S. Treasury Bill + 749 bps), 6/7/25 (144A)	496,150
1,500,000(a)	Alamo Re, 13.13%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	1,497,750
3,000,000(a)	Alamo Re, 16.627%, (1 Month U.S. Treasury Bill + 1,125 bps), 6/7/26 (144A)	2,995,500
		$ 8,538,600

	Windstorm – U.S. — 10.4%
5,000,000(a)	Alamo Re, 13.88%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	$ 5,120,500
750,000(a)	Bonanza Re, 11.16%, (3 Month U.S. Treasury Bill + 578 bps), 3/16/25 (144A)	704,025
1,250,000(a)	Cape Lookout Re, 13.799%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,280,000
5,250,000(a)	Gateway Re, 15.38%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	5,417,475
500,000(a)	Gateway Re, 18.38%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	531,500
250,000(a)	Gateway Re II, 14.88%, (3 Month U.S. Treasury Bill + 950 bps), 4/27/26 (144A)	256,825
2,250,000(a)	Lower Ferry Re, 9.63%, (1 Month U.S. Treasury Bill + 425 bps), 7/8/26 (144A)	2,275,875
900,000(a)	Lower Ferry Re, 10.38%, (1 Month U.S. Treasury Bill + 500 bps), 7/8/26 (144A)	914,580
1,750,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/26 (144A)	1,778,875
700,000(a)	Merna Re II, 15.632%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	741,300
7,600,000(a)	Purple Re, 7.38%, (1 Month U.S. Treasury Bill + 200 bps), 6/7/27 (144A)	7,592,400
1,500,000(a)	Purple Re, 15.397%, (1 Month U.S. Treasury Bill + 1,000 bps), 6/5/26 (144A)	1,513,800
4,250,000(a)	Purple Re, 17.632%, (1 Month U.S. Treasury Bill + 1,225 bps), 4/24/26 (144A)	4,377,500
1,800,000(a)	Queen Street Re, 12.879%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	1,856,880
		$ 34,361,535

The accompanying notes are an integral part of these financial statements.
16Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Windstorm – U.S. & Canada — 0.9%
2,750,000(a)	Titania Re, 18.13%, (1 Month U.S. Treasury Bill + 1,275 bps), 2/27/26 (144A)	$ 2,921,875
	Windstorm – U.S. Multistate — 1.9%
1,000,000(a)	Charles River Re, 5.877%, (1 Month U.S. Treasury Bill + 50 bps), 5/10/27 (144A)	$ 1,000,000
4,250,000(a)	Gateway Re, 5.377%, (1 Month U.S. Treasury Bill + 0 bps), 12/23/24 (144A)	3,970,775
1,250,000(a)	Gateway Re, 6.877%, (1 Month U.S. Treasury Bill + 150 bps), 7/8/27 (144A)	1,247,000
		$ 6,217,775

	Windstorm – U.S. Regional — 3.7%
2,450,000(a)	Citrus Re, 12.13%, (3 Month U.S. Treasury Bill + 675 bps), 6/7/26 (144A)	$ 2,514,435
750,000(a)	Citrus Re, 14.379%, (3 Month U.S. Treasury Bill + 900 bps), 6/7/26 (144A)	774,525
4,500,000(a)	Citrus Re, 14.627%, (3 Month U.S. Treasury Bill + 925 bps), 6/7/27 (144A)	4,477,050
4,500,000(a)	Citrus Re, 15.877%, (3 Month U.S. Treasury Bill + 1,050 bps), 6/7/27 (144A)	4,475,250
		$ 12,241,260

	Winterstorm – Florida — 4.6%
5,700,000(a)	Integrity Re, 17.38%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 5,839,080
8,900,000(a)	Lightning Re, 16.379%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	9,341,440
		$ 15,180,520

	Total Event Linked Bonds	$312,628,731

Face Amount USD ($)
Collateralized Reinsurance — 2.8%
Multiperil – Worldwide — 2.7%
9,000,000(d)(e) +	Oakmont Re 2023, 4/1/29	$ 9,000,747
Windstorm – Florida — 0.1%
2,250,000(d)(e) +	Isosceles Re, 5/31/29	$ 238,050
Windstorm – North Carolina — 0.0%†
250,000(e) +	Isosceles Re, 4/30/29	$ 200
The accompanying notes are an integral part of these financial statements.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2417

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – U.S. Multistate — 0.0%†
250,000(e) +	White Heron Re, 5/31/29	$ 6,507
	Total Collateralized Reinsurance	$9,245,504

	Total Insurance-Linked Securities (Cost $319,740,589)	$321,874,235

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.6% (Cost $319,740,589)	$321,874,235
	OTHER ASSETS AND LIABILITIES — 2.4%	$ 7,942,731
	net assets — 100.0%	$329,816,966

bps	Basis Points.
EURIBOR	Euro Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $312,628,731, or 94.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2024.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2024.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	Non-income producing security.
(e)	Issued as participation notes.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	1/10/2024	$ 1,984,051	$ 1,980,000
Alamo Re	2/8/2023	548,629	552,200
Alamo Re	4/12/2023	5,100,819	5,120,500
Alamo Re	9/25/2023	502,152	496,150
Alamo Re	4/4/2024	3,000,000	2,997,000
Alamo Re	4/4/2024	1,500,000	1,497,750
Alamo Re	4/4/2024	3,000,000	2,995,500
Aquila Re	5/10/2023	400,000	407,600
Aquila Re	5/10/2023	250,000	251,875
Aquila Re	5/10/2023	1,400,000	1,437,800
The accompanying notes are an integral part of these financial statements.
18Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

Restricted Securities	Acquisition date	Cost	Value
Armor Re	4/11/2024	$ 2,000,000	$ 1,998,000
Ashera Re	3/21/2024	5,750,000	5,691,350
Atela Re, Ltd.		3,000,000	3,000,000
Atlas Capital	5/17/2023	2,150,000	2,232,345
Atlas Capital Re	1/31/2023	248,937	250,100
Azzurro Re II	3/21/2024	1,085,650	1,067,200
Baldwin Re	6/21/2023	750,000	757,425
Bayou Re	2/5/2024	3,134,551	3,117,300
Black Kite Re	6/6/2023	1,295,751	1,311,570
Blue Halo Re	2/14/2024	1,012,951	965,400
Blue Ridge Re	11/14/2023	500,000	509,050
Blue Sky Re	12/11/2023	2,152,900	2,208,890
Bonanza Re	1/27/2023	676,554	704,025
Caelus Re VI	1/30/2023	498,222	499,000
Cape Lookout Re	4/14/2023	1,256,314	1,280,000
Cape Lookout Re	3/12/2024	9,250,000	9,240,750
Cat Re 2001	11/14/2023	2,000,000	2,072,000
Charles River Re	4/5/2024	1,000,000	1,000,000
Citrus Re	4/27/2023	750,000	774,525
Citrus Re	4/27/2023	2,486,644	2,514,435
Citrus Re	3/19/2024	4,500,000	4,477,050
Citrus Re	3/19/2024	4,500,000	4,475,250
First Coast Re	3/24/2023	600,000	612,660
FloodSmart Re	2/23/2023	1,000,000	1,001,600
FloodSmart Re	2/23/2023	250,000	251,025
FloodSmart Re	2/29/2024	7,750,000	7,746,125
FloodSmart Re	2/29/2024	2,000,000	1,954,800
Foundation Re	12/19/2023	5,250,000	5,246,325
Four Lakes Re	3/3/2023	250,000	254,525
Four Lakes Re	12/8/2023	1,007,375	1,014,200
Four Lakes Re	12/8/2023	2,750,467	2,735,700
Galileo Re	12/4/2023	3,050,000	3,170,170
Galileo Re	12/4/2023	3,245,158	3,265,600
Gateway Re	2/3/2023	500,000	531,500
Gateway Re	7/14/2023	5,360,632	5,417,475
Gateway Re	3/11/2024	1,250,000	1,247,000
Gateway Re	3/11/2024	3,992,429	3,970,775
Gateway Re II	4/13/2023	250,000	256,825
Herbie Re	2/15/2024	6,000,000	5,910,000
Herbie Re	2/15/2024	1,500,000	1,480,500
High Point Re	12/1/2023	1,500,000	1,506,000
Hypatia Re	3/27/2023	3,990,474	4,044,425
Integrity Re	3/23/2023	5,848,661	5,839,080
Integrity Re	3/1/2024	3,000,000	2,970,600
Integrity Re	3/1/2024	1,500,000	1,477,500
International Bank for Reconstruction & Development		1,500,000	1,498,500
International Bank for Reconstruction & Development		2,000,000	1,998,000
The accompanying notes are an integral part of these financial statements.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2419

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
International Bank for Reconstruction & Development		$ 500,000	$ 499,500
International Bank for Reconstruction & Development	3/17/2023	250,000	253,325
International Bank for Reconstruction & Development	4/25/2024	2,750,000	2,750,000
Isosceles Re	8/7/2023	—	200
Isosceles Re	9/7/2023	3,945	238,050
Kendall Re	4/22/2024	5,000,000	5,000,174
Kendall Re	4/22/2024	10,000,000	9,999,563
Kilimanjaro III Re	1/8/2024	1,612,264	1,595,750
Kilimanjaro III Re	1/12/2024	2,932,952	2,934,300
Lightning Re	3/20/2023	9,364,738	9,341,440
Locke Tavern Re	3/23/2023	1,150,000	1,155,175
Long Point Re IV	2/23/2023	2,965,633	3,010,500
Lower Ferry Re	6/23/2023	2,250,000	2,275,875
Lower Ferry Re	3/11/2024	919,982	914,580
Matterhorn Re	1/26/2024	7,519,836	7,336,500
Mayflower Re	6/26/2023	1,750,000	1,778,875
Merna Re II	4/5/2023	350,000	362,670
Merna Re II	4/5/2023	700,000	741,300
Merna Re II	1/12/2024	5,740,642	5,690,812
MetroCat Re	5/12/2023	6,108,171	6,017,400
Mona Lisa Re	1/27/2023	3,217,678	3,220,100
Montoya Re	2/28/2023	5,014,776	5,020,500
Montoya Re	12/28/2023	2,250,000	2,306,925
Mystic Re	12/12/2023	11,373,681	11,432,250
Mystic Re IV	1/31/2023	227,511	243,425
Mystic Re IV	9/19/2023	3,308,370	3,284,005
Nakama Re	4/14/2023	250,000	247,475
Nakama Re	4/16/2024	5,000,000	4,999,461
Nature Coast Re	11/16/2023	3,269,004	3,297,775
Northshore Re II	10/5/2023	3,090,366	3,108,300
Oakmont Re 2023	2/15/2024	7,815,573	9,000,747
Palm Re	4/4/2024	10,000,000	9,990,000
Purple Re	4/6/2023	4,321,495	4,377,500
Purple Re	6/27/2023	1,500,000	1,513,800
Purple Re	4/2/2024	7,600,000	7,592,400
Queen Street Re	5/12/2023	1,800,000	1,856,880
Ramble Re	2/26/2024	6,000,000	5,930,400
Residential Re	1/30/2023	494,904	485,650
Residential Re	9/19/2023	487,263	470,250
Residential Re	11/7/2023	459,623	447,600
Sakura Re	5/24/2023	990,046	989,000
Sanders Re	5/24/2023	1,000,000	1,016,900
Sanders Re	1/16/2024	3,250,000	3,258,125
Sanders Re II	1/30/2023	241,944	243,750
Sanders Re III	2/14/2023	1,434,635	1,450,800
Sanders Re III	3/24/2023	700,000	701,470
The accompanying notes are an integral part of these financial statements.
20Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

Restricted Securities	Acquisition date	Cost	Value
Solomon Re	6/12/2023	$ 1,550,000	$ 1,588,905
Stabilitas Re	6/7/2023	3,917,107	4,052,880
Sussex Re	1/27/2023	1,247,621	1,218,750
Sutter Re	6/6/2023	1,000,000	1,017,400
Sutter Re	6/6/2023	2,000,000	2,033,000
Titania Re	2/16/2023	1,000,000	1,080,900
Titania Re	2/16/2023	2,750,000	2,921,875
Tomoni Re	5/31/2023	1,484,861	1,467,900
Tomoni Re	3/25/2024	750,000	748,050
Topanga Re	10/5/2023	1,525,697	1,588,455
Torrey Pines Re	5/18/2023	2,100,000	2,129,820
Torrey Pines Re	9/19/2023	497,988	498,500
Ursa Re	10/10/2023	1,250,000	1,262,875
Ursa Re	12/22/2023	1,001,674	1,015,900
Ursa Re	1/8/2024	1,759,466	1,780,625
Ursa Re II	1/10/2024	1,501,192	1,501,500
Veraison Re	1/30/2024	2,000,000	2,013,000
Vista Re	1/30/2023	2,002,157	1,999,000
Vitality Re XIII	3/6/2023	486,104	496,200
Vitality Re XV	1/22/2024	1,000,000	998,600
Vitality Re XV	1/22/2024	500,000	503,850
White Heron Re	8/30/2023	—	6,507
Windmill II Re	3/18/2024	2,172,369	2,132,266
Winston Re	2/14/2024	4,000,000	3,940,400
Winston Re	2/14/2024	2,250,000	2,212,650
Total Restricted Securities			$321,874,235
% of Net assets			97.6%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	5,441,318	EUR	5,000,000	Goldman Sachs & Co.	6/28/24	$92,079
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$ 92,079
USD	United States Dollar
EUR	Euro
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Purchases and sales of securities (excluding short-term investments) for the six months ended April 30, 2024, aggregated $245,848,648 and $9,820,477, respectively.
The accompanying notes are an integral part of these financial statements.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2421

Schedule of Investments  |  4/30/24
(unaudited) (continued)
At April 30, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $321,378,109 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 3,426,477
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,838,272)
Net unrealized appreciation	$ 588,205
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
22Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	$—	$ —	$9,000,747	$ 9,000,747
Windstorm – Florida	—	—	238,050	238,050
Windstorm – North Carolina	—	—	200	200
Windstorm – U.S. Multistate	—	—	6,507	6,507
All Other Insurance-Linked Securities	—	312,628,731	—	312,628,731
Total Investments in Securities	$ —	$ 312,628,731	$ 9,245,504	$ 321,874,235
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$ 92,079	$ —	$ 92,079
Total Other Financial Instruments	$ —	$ 92,079	$ —	$ 92,079
The accompanying notes are an integral part of these financial statements.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2423

Schedule of Investments  |  4/30/24
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/23	$ 2,742,800
Realized gain (loss)(1)	—
Changed in unrealized appreciation (depreciation)(2)	1,163,663
Return of capital	(2,476,532)
Purchases	7,815,573
Sales	—
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 4/30/24	$ 9,245,504
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the six months ended April 30, 2024, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2024:	$1,163,663
The accompanying notes are an integral part of these financial statements.
24Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

Statement of Assets and Liabilities  |  4/30/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $319,740,589)	$321,874,235
Cash	10,395,734
Foreign currencies, at value (cost $108,037)	107,332
Unrealized appreciation on forward foreign currency exchange contracts	92,079
Receivables —
Fund shares sold	1,890,161
Interest	3,025,367
Other assets	73,546
Total assets	$337,458,454
LIABILITIES:
Payables —
Investment securities purchased	$ 5,750,000
Fund shares repurchased	1,712,882
Trustees’ fees	731
Due to Adviser	4,285
Management fees	53,860
Administrative expenses	4,391
Distribution fees	10
Accrued expenses	115,329
Total liabilities	$ 7,641,488
NET ASSETS:
Paid-in capital	$321,829,559
Distributable earnings	7,987,407
Net assets	$329,816,966
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $301,654/27,693 shares)	$ 10.89
Class K (based on $35,909,530/3,323,838 shares)	$ 10.80
Class Y (based on $293,605,782/27,191,839 shares)	$ 10.80
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $10.89 net asset value per share/100%-4.50% maximum sales charge)	$ 11.40
The accompanying notes are an integral part of these financial statements.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2425

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 4/30/24
INVESTMENT INCOME:
Interest from unaffiliated issuers	$9,999,046
Dividends from unaffiliated issuers	421,107
Total Investment Income		$10,420,153
EXPENSES:
Management fees	$1,034,095
Administrative expenses	27,811
Transfer agent fees
Class A	14
Class K	2
Class Y	89,790
Distribution fees
Class A	250
Shareholder communications expense	1,101
Custodian fees	665
Registration fees	45,448
Professional fees	38,656
Printing expense	7,028
Officers’ and Trustees’ fees	4,428
Miscellaneous	11,348
Total expenses		$ 1,260,636
Net investment income		$ 9,159,517
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$ (8,774)
Forward foreign currency exchange contracts	(46,374)
Other assets and liabilities denominated in foreign currencies	(41,305)	$ (96,453)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$ 621,037
Forward foreign currency exchange contracts	106,769
Other assets and liabilities denominated in foreign currencies	(1,113)	$ 726,693
Net realized and unrealized gain (loss) on investments		$ 630,240
Net increase in net assets resulting from operations		$ 9,789,757
The accompanying notes are an integral part of these financial statements.
26Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

Statement of Changes in Net  Assets
	Six Months Ended 4/30/24 (unaudited)	Period From 1/27/23* to 10/31/23
FROM OPERATIONS:
Net investment income (loss)	$ 9,159,517	$ 4,147,865
Net realized gain (loss) on investments	(96,453)	356,343
Change in net unrealized appreciation (depreciation) on investments	726,693	1,498,088
Net increase in net assets resulting from operations	$ 9,789,757	$ 6,002,296
Class A ($0.84 and $— per share, respectively)	(11,981)	—
Class K ($0.98 and $— per share, respectively)	(809,165)	—
Class Y ($0.97 and $— per share, respectively)	(6,984,130)	—
Total distributions to shareholders	$ (7,805,276)	$ —
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$271,485,609	$102,533,307
Reinvestment of distributions	7,799,624	—
Cost of shares repurchased	(35,652,091)	(24,336,260)
Net increase in net assets resulting from Fund share transactions	$243,633,142	$ 78,197,047
Net increase in net assets	$245,617,623	$ 84,199,343
NET ASSETS:
Beginning of period	$ 84,199,343	$ —
End of period	$329,816,966	$ 84,199,343
*	The Fund commenced operations on January 27, 2023.
The accompanying notes are an integral part of these financial statements.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2427

Statement of Changes in Net  Assets
(continued)
	Six Months Ended 4/30/24 Shares (unaudited)	Six Months Ended 4/30/24 Amount (unaudited)	Period From 1/27/23* to 10/31/23 Shares	Period From 1/27/23* to 10/31/23 Amount
Class A
Shares sold	16,299	$ 177,899	100,460	$ 1,004,972
Reinvestment of distributions	1,034	10,716	—	—
Less shares repurchased	(43,660)	(486,809)	(46,440)	(501,545)
Net increase	(26,327)	$ (298,194)	54,020	$ 503,427
Class K
Shares sold	2,427,699	$ 25,893,156	928,213	$ 9,553,900
Reinvestment of distributions	78,866	809,165	—	—
Less shares repurchased	(57,656)	(639,870)	(53,284)	(577,599)
Net increase	2,448,909	$ 26,062,451	874,929	$ 8,976,301
Class Y
Shares sold	23,147,794	$245,414,554	8,787,638	$ 91,974,435
Reinvestment of distributions	680,287	6,979,743	—	—
Less shares repurchased	(3,262,695)	(34,525,412)	(2,161,185)	(23,257,116)
Net increase	20,565,386	$217,868,885	6,626,453	$ 68,717,319
*	The Fund commenced operations on January 27, 2023.
The accompanying notes are an integral part of these financial statements.
28Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

Financial Highlights
	Six Months Ended 4/30/24 (unaudited)	1/27/23* to 10/31/23
Class A
Net asset value, beginning of period	$11.12	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.56	$ 0.77
Net realized and unrealized gain (loss) on investments	0.05	0.35
Net increase (decrease) from investment operations	$ 0.61	$ 1.12
Distributions to shareholders:
Net investment income	$ (0.84)	$ —
Total distributions	$ (0.84)	$ —
Net increase (decrease) in net asset value	$ (0.23)	$ 1.12
Net asset value, end of period	$10.89	$11.12
Total return (b)	5.91%(c)	11.20%(c)
Ratio of net expenses to average net assets	1.62%(d)	1.68%(d)
Ratio of net investment income (loss) to average net assets	10.30%(d)	9.65%(d)
Portfolio turnover rate	6%(c)	77%(c)
Net assets, end of period (in thousands)	$ 302	$ 601
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.62%(d)	2.26%(d)
Net investment income (loss) to average net assets	10.30%(d)	9.07%(d)
*	Class A commenced operations on January 27, 2023.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2429

Financial Highlights  (continued)
	Six Months Ended 4/30/24 (unaudited)	1/27/23* to 10/31/23
Class K
Net asset value, beginning of period	$ 11.15	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.57	$ 0.86
Net realized and unrealized gain (loss) on investments	0.06	0.29
Net increase (decrease) from investment operations	$ 0.63	$ 1.15
Net investment income	(0.98)	—
Total distributions	$ (0.98)	$ —
Net increase (decrease) in net asset value	$ (0.35)	$ 1.15
Net asset value, end of period	$ 10.80	$11.15
Total return (b)	6.08%(c)	11.50%(c)
Ratio of net expenses to average net assets	1.36%(d)	1.39%(d)
Ratio of net investment income (loss) to average net assets	10.86%(d)	10.70%(d)
Portfolio turnover rate	6%(c)	77%(c)
Net assets, end of period (in thousands)	$35,910	$9,755
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.36%(d)	1.96%(d)
Net investment income (loss) to average net assets	10.86%(d)	10.13%(d)
*	Class K commenced operations on January 27, 2023.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
30Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

	Six Months Ended 4/30/24 (unaudited)	1/27/23* to 10/31/23
Class Y
Net asset value, beginning of period	$ 11.14	$ 10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.56	$ 0.85
Net realized and unrealized gain (loss) on investments	0.07	0.29
Net increase (decrease) from investment operations	$ 0.63	$ 1.14
Net investment income	(0.97)	—
Total distributions	$ (0.97)	$ —
Net increase (decrease) in net asset value	$ (0.34)	$ 1.14
Net asset value, end of period	$ 10.80	$ 11.14
Total return (b)	6.11%(c)	11.40%(c)
Ratio of net expenses to average net assets	1.47%(d)	1.50%(d)
Ratio of net investment income (loss) to average net assets	10.61%(d)	10.55%(d)
Portfolio turnover rate	6%(c)	77%(c)
Net assets, end of period (in thousands)	$293,606	$73,843
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.47%(d)	2.11%(d)
Net investment income (loss) to average net assets	10.61%(d)	9.94%(d)
*	Class Y commenced operations on January 27, 2023.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2431

Notes to Financial Statements  |  4/30/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer CAT Bond Fund (the “Fund”) is one of two portfolios comprising Pioneer Series Trust VII (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek total return.
The Fund offers four classes of shares designated as Class A, Class C, Class K and Class Y shares. Class C shares had not commenced operations as of April 30, 2024. Class A, Class K and Class Y commenced operations on January 27, 2023. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareowner’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives
32Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2433

The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
34Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of April 30, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2435

The tax character of distributions paid during the period ended October 31, 2023 was as follows:
2023
Distributions paid from:
Ordinary income	$ —
Total	$—
The following shows the components of distributable earnings (losses) on a federal income tax basis at October 31, 2023:
2023
Distributable earnings/(losses):
Undistributed ordinary income	$6,145,519
Capital loss carryforward	(2,992)
Net unrealized depreciation	(139,601)
Total	$ 6,002,926
The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax adjustments relating to ILS securities and the mark-to-market of foreign currency contracts.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor did not earn underwriting commissions on the sale of Class A shares during the six months ended April 30, 2024.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund generally pays dividends from any net investment income in December. Short- and long-term capital gain distributions are paid in November. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time,
36Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

except that net investment income dividends to Class A, Class K and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2437

disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Under normal circumstances, the Fund invests at least 80% of its net assets in catastrophe (CAT) bonds. The Fund may also invest in other forms of insurance-linked securities (ILS). The Fund could lose a portion or all of the principal it has invested in a CAT bond or other ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-linked security. ILS carry significant risk. See note 1.I.
The Fund may invest in securities and other obligations of any credit quality, including those that are rated below investment grade ("high yield"), or are unrated but are determined by the Adviser to be of equivalent credit quality. Below investment grade securities are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade securities, including floating rate loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and
38Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2439

disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at April 30, 2024 are listed in the Schedule of Investments.
I.	Catastrophe (CAT) Bonds and Other Insurance-Linked Securities (“ILS”)
The Fund invests in CAT Bonds (also known as event-linked bonds) and may invest in other ILS. The Fund could lose a portion or all of the principal it has invested in a CAT bond or other ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, CAT bonds and other ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of
40Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, CAT bonds and other ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Where the CAT bond or other ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund's structured reinsurance investments, and therefore the Fund's assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
J.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts ("contracts") for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).
During the six months ended April 30, 2024, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended April 30, 2024 was $0 and $3,212,393 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at April 30, 2024 are listed in the Schedule of Investments.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2441

2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 1.20% of the Fund’s average daily net assets up to $1 billion, and 1.00% of the Fund’s average daily net assets over $1 billion. For the six months ended April 30, 2024, the effective management fee (exclusive of waivers and/or assumption of expenses) was equivalent to 1.20% of the Fund’s average daily net assets.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce
Fund expenses to 1.75%, 1.50% and 1.50%, of the average daily net assets attributable to Class A, Class K and Class Y shares, respectively. These expense limitations will be in effect through March 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended April 30, 2024 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $53,860 in management fees payable to the Adviser at April 30, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended April 30, 2024, the Fund paid $4,428 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At April 30, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $731 and a payable for administrative expenses of $4,391, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on
42Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended April 30, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$ 16
Class K	11
Class Y	1,074
Total	$1,101
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Reflected on the Statement of Assets and Liabilities is $10 in distribution fees payable to the Distributor at April 30, 2024.
In addition, redemptions of Class A shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended April 30, 2024, there were no CDSCs paid to the Distributor.
6. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2443

terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral.” Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets of the Fund as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs & Co.	$92,079	$ —	$ —	$ —	$92,079
Total	$ 92,079	$—	$—	$—	$ 92,079
44Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
7.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$92,079	$ —	$ —
Total Value	$—	$—	$ 92,079	$—	$—
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2445

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at April 30, 2024, was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$ —	$ —	$ (46,374)	$ —	$ —
Total Value	$—	$—	$ (46,374)	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$ —	$ —	$106,769	$ —	$ —
Total Value	$—	$—	$106,769	$—	$—
46Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

Additional Information   |  4/30/24
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of Pioneer CAT Bond Fund (the “Fund”) due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor’s report on the financial statements of the Fund for the period from January 27, 2023 (commencement of operations) through October 31, 2023 did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles.
During the period from January 27, 2023 (commencement of operations) through October 31, 2023, and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund’s financial statements for such periods; or (2) “reportable events” related to the Fund, as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Pioneer CAT Bond Fund | Semiannual Report | 4/30/2447

Trustees, Officers and Service Providers
Trustees
Thomas J. Perna, Chairman
John E. Baumgardner, Jr.
Diane Durnin
Benjamin M. Friedman
Lisa M. Jones
Craig C. MacKay
Lorraine H. Monchak
Marguerite A. Piret*
Fred J. Ricciardi
Officers
Lisa M. Jones, President and
Chief Executive Officer
Marco Pirondini**
Executive Vice President
Anthony J. Koenig, Jr., Treasurer
and Chief Financial and
Accounting Officer
Christopher J. Kelley, Secretary and
Chief Legal Officer

Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
* Ms. Piret became a non-voting Advisory Trustee of the Pioneer Funds effective January 22, 2024.
** Marco Pirondini was appointed to serve as an Executive Vice President of the Fund and Chief Investment Officer of Amundi US, Inc., effective January 1, 2024.
48Pioneer CAT Bond Fund | Semiannual Report | 4/30/24

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 33368-01-0624

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I—POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II—POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES

Services which are not prohibited under Rule

210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III—POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES

Services which are not prohibited by the Rule,

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.

• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III—POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III—POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1.  Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2.  Financial information systems design and implementation*

3.  Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4.  Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5.  Internal audit outsourcing services*

6.  Management functions or human resources

7.  Broker or dealer, investment advisor, or investment banking services

8.  Legal services and expert services unrelated to the audit

9.  Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required byRule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

(4) Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date July 8, 2024

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.
Anthony J. Koenig, Jr., Principal Financial Officer

Date July 8, 2024

*	Print the name and title of each signing officer under his or her signature.